REVENUE RECOGNITION (Schedule of Company's Revenues Disaggregated by Geography) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 156,011	$ 154,419
Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 156,011	$ 154,419
Revenue, Percentage	100.00%	100.00%
GERMANY
Disaggregation of Revenue [Line Items]
Revenue	$ 57,063	$ 56,026
GERMANY | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 57,064	$ 56,026
Revenue, Percentage	36.60%	36.30%
The Netherlands [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 28,385	$ 22,698
The Netherlands [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 28,383	$ 22,698
Revenue, Percentage	18.20%	14.70%
United States [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 42,842	$ 49,418
United States [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 42,843	$ 49,418
Revenue, Percentage	27.50%	32.00%
SPAIN [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 17,300	$ 14,205
SPAIN [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 17,300	$ 14,205
Revenue, Percentage	11.10%	9.20%
Other Countries [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 10,421	$ 12,072
Revenue, Percentage	6.70%	7.80%